Debt, Financings Committed Under Sale and Leaseback Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) Bank Vessel
Debt [Abstract]
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel | $	$ 500
Number of banks | Bank	1
Number of vessels | Vessel	1
Minimum term of time charter assigned as security	12 months
1st CMBFL Facility [Member]
Debt [Abstract]
Asset cover ratio	125.00%
2nd CMBFL Facility [Member]
Debt [Abstract]
Asset cover ratio	125.00%
Huarong Facility [Member]
Debt [Abstract]
Asset cover ratio	120.00%
1st AVIC Facility [Member]
Debt [Abstract]
Asset cover ratio	120.00%
2nd AVIC Facility [Member]
Debt [Abstract]
Asset cover ratio	120.00%